Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Accrued professional services	$4,208	$4,897
Accrued royalties	1,250	1,361
Accrued tax liabilities	1,082	1,018
Other accrued expenses	6,774	1,575
Total accrued expenses and other current liabilities	$13,314	$8,851

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued professional services	$4,897	$1,596
Accrued royalties	1,361	1,689
Accrued tax liabilities	1,018	822
Other accrued expenses	1,575	1,948
Total accrued expenses and other current liabilities	$8,851	$6,055